Related Undertakings (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of wholly owned subsidiaries

Wholly owned subsidiaries	Note
Unless otherwise stated, the undertakings
below are wholly owned and included in
the consolidation and the share capital
held by the Group comprises ordinary
and/or common shares, which are held by
subsidiaries of the Group. Unless
otherwise stated, the Group holds 100%
of the nominal value of each share class.

United Kingdom
1 Churchill Place, London, E14 5HP
Aequor Investments Limited
Alynore Investments Limited Partnership	B
Ardencroft Investments Limited	A
B D & B Investments Limited
B.P.B. (Holdings) Limited	A
Barclays Aldersgate Investments Limited	A
Barclays Asset Management Limited	A
Barclays Capital Asia Holdings Limited	A
Barclays Capital Nominees (No.2) Limited
Barclays Capital Nominees (No.3) Limited	A
Barclays Capital Nominees Limited	A
Barclays Capital Securities Client Nominee Limited	A
Barclays Capital Securities Limited	A, D, G
Barclays CCP Funding LLP	B
Barclays Direct Investing Nominees Limited
Barclays Directors Limited	A
Barclays Executive Schemes Trustees Limited	A
Barclays Financial Planning Nominee Company Limited
Barclays Group Holdings Limited	A
Barclays International Holdings Limited	A
Barclays Investment Management Limited	A
Barclays Investments Solutions Limited	A
Barclays Long Island Limited	A
Barclays Nominees (George Yard) Limited	A, Y
Barclays OCIO Services Limited	A
Barclays Pension Funds Trustees Limited	A
Barclays Private Bank
Barclays Services (Japan) Limited	A
Barclays Shea Limited	A
Barclays Term Funding Limited Liability Partnership	B
Barclays Wealth Nominees Limited	A

Wholly owned subsidiaries	Note
Barclayshare Nominees Limited
Barcosec Limited	A
Barsec Nominees Limited	A
BB Client Nominees Limited	A
Chapelcrest Investments Limited
Cornwall Home Loans Limited	A
Dorset Home Loans Limited	A
Durlacher Nominees Limited	A
Eagle Financial and Leasing Services (UK) Limited	A
Finpart Nominees Limited	A
Foltus Investments Limited
Hawkins Funding Limited
Heraldglen Limited	G, L
Isle of Wight Home Loans Limited	A
J.V. Estates Limited	A
Kirsche Investments Limited	A
Leonis Investments LLP	B
Long Island Assets Limited
Maloney Investments Limited
Menlo Investments Limited	A
Mercantile Credit Company Limited	A
Mercantile Leasing Company (No.132) Limited	A
MK Opportunities LP	B
Naxos Investments Limited	A
Northwharf Nominees Limited	A
Oak Pension Asset Management Limited	Y
Real Estate Participation Management Limited
Real Estate Participation Services Limited
Relative Value Investments UK Limited Liability Partnership	B
Relative Value Trading Limited
Roder Investments No. 1 Limited	A, G, Z
Roder Investments No. 2 Limited	A, G, Z
RVT CLO Investments LLP	B
Surety Trust Limited	A
Swan Lane Investments Limited
US Real Estate Holdings No.1 Limited
US Real Estate Holdings No.2 Limited
US Real Estate Holdings No.3 Limited
US Real Estate Holdings No.4 Limited	A
US Real Estate Holdings No.5 Limited	A
US Real Estate Holdings No.6 Limited	A
Water Street Investments Limited	Y

Wholly owned subsidiaries	Note
Wedd Jefferson (Nominees) Limited	A
Westferry Investments Limited	A
Woolwich Qualifying Employee Share Ownership Trustee Limited	A
Zeban Nominees Limited	A

C/O Teneo Financial Advisory Limited, 3rd Floor, The Colmore Building, 20 Colmore Circus Queensway, Birmingham, West Midlands, B4 6AT
Barclays Nominees (Branches) Limited (In Liquidation
Barclays Capital Finance Limited

1-4 , Clyde Place Lane, Glasgow, G5 8DP
R.C. Greig Nominees Limited

9, allée Scheffer, Luxembourg, L-2520
Barclays Blossom Finance Limited Partnership	B, M
Barclays Claudas Investments Partnership	B, M
Barclays Pelleas Investments Limited Partnership	B, M

Argentina
Marval, O’Farrell & Mairal, Av. Leandro N.
Compañia Regional del Sur S.A.	A

Brazil
Av. Brigadeiro Faria Lima, No.4.440, 12th Floor, Bairro Itaim Bibi, Sao Paulo, CEP, 04538-132
Barclays Brasil Assessoria Financeira Ltda	A
BNC Brazil Consultoria Empresarial Ltda	A

Canada
333 Bay Street, Suite 4910, Toronto ON M5H 2R2
Barclays Capital Canada Inc.

Stikeman Elliot LLP, 199 Bay Street, 5300 Commerce Court West, Toronto ON M5L 1B9
Barclays Corporation Limited	A

Cayman Islands
PO Box 309, Ugland House, George Town, Grand Cayman, KY1-1104

Wholly owned subsidiaries	Note
Alymere Investments Limited	E, F, G
Analytical Trade UK Limited	A
Barclays Capital (Cayman) Limited	A
Barclays Securities Financing Limited	E, F, G
Barclays US Holdings Limited	A, D, G
Braven Investments No.1 Limited
Calthorpe Investments Limited
Capton Investments Limited
Claudas Investments Limited	A, G, P, X
Claudas Investments Two Limited
Gallen Investments Limited
Hornbeam Limited	Y
Mintaka Investments No. 4 Limited
Palomino Limited	A
Pelleas Investments Limited	A
Pippin Island Investments	A
Razzoli Investments Limited	A, D, G
RVH Limited	A, D, G

France
34-36 avenue de Friedland, 75008, Paris
Barclays ADF SA	A

Germany
Stuttgarter Straße 55-57, 73033 Göppingen
Holding Stuttgarter Straße GmbH (In Liquidation)

Guernsey
P.O. Box 33, Dorey Court, Admiral Park, St. Peter Port, GY1 4AT
Barclays UKRF ICC Limited	Y
Barclays UKRF No.1 IC Limited	Y
Barclays UKRF No.2 IC Ltd	Y

Hong Kong
Level 41,Cheung Kong Center, 2 Queen's Road, Central
Barclays Capital Asia Limited	A

India
Nirlon Knowledge Park, Level 9, Block B-6, Off Western Express Highway, Goregaon (East), Mumbai, 400063
Barclays Securities (India) Private Limited
Barclays Wealth Trustees (India) Private Limited

Wholly owned subsidiaries	Note
Barclays Investments & Loans (India) Private Limited	A, D, G
5th to 12th Floor (Part), Building G2, Gera Commerzone SEZ, Survey No.65, Kharadi, Pune, 411014
Barclays Global Service Centre Private Limited
Ireland
One Molesworth Street, Dublin 2, D02RF29
Barclays Administration Germany Limited
Barclays Bank Ireland Public Limited Company	A
Barclays Europe Client Nominees Designated Activity Company
Barclays Europe Firm Nominees Designated Activity Company
Barclays Europe Nominees Designated Activity Company

25-28 North Wall Quay, Dublin1, D01H104
Erimon Home Loans Ireland Limited	A
70 Sir John Rogerson’s Quay, Dublin 2
Barclays Finance Ireland Limited

Isle of Man
Eagle Court, Circular Road, Douglas, IM1 1AD, Isle of Man
Barclays Nominees (Manx) Limited	A, Y
Barclays Private Clients International Limited	A, H, I

2nd Floor, St Georges Court, Upper Church Street, Douglas, IM1 1EE
Barclays Holdings (Isle of Man) Limited (In Liquidation)	A

Japan
10-1, Roppongi 6-chome, Minato-ku, Tokyo
Barclays Funds and Advisory Japan Limited
Barclays Securities Japan Limited	G, E

Jersey
28 Esplanade, St Helier, JE2 3QA, Jersey
Barclays Services Jersey Limited	A

5 Espalanade, St Helier, JE2 3QA
Barclays Wealth Management Jersey Limited	A

Wholly owned subsidiaries	Note
13 Library Place, St Helier, JE4 8NE
Barclays Nominees (Jersey) Limited	A, Y
Barclaytrust Channel Islands Limited	A, Y
Estera Trust (Jersey) Limited, 13-14 Esplanade, St Helier, JE1 1EE, Jersey
MK Opportunities GP Ltd	A

Luxembourg
9, allée Scheffer, L-2520
Barclays Bedivere Investments S.à r.l.	G, H, I
Barclays Bordang Investments S.à r.l.	R, S,
Barclays Cantal Investments S.à r.l.	R, S
Barclays Capital Luxembourg S.à r.l.
Barclays Treasury Luxembourg S.à r.l.
Barclays Claudas Investments S.à r.l.
Barclays International Luxembourg Dollar Holdings S.à r.l.
Barclays Lamorak Investments S.à r.l.	Q
Barclays Luxembourg GBP Holdings S.à r.l.	Q
Barclays Luxembourg Global Funding S.à r.l.
Barclays Luxembourg Holdings S.à r.l.	G, N
Barclays Luxembourg Holdings SSC	B
68-70 Boulevard de la Petrusse, L-2320
Adler Toy Holding Sarl
10 rue du Château d’Eau, Leudelange, Grand Duchy of Luxembourg L-3364
BPM Management GP SARL	A

Mauritius
C/O Rogers Capital Corporate Services Limited, 3rd Floor, Rogers House, No.5 President John Kennedy Street, Port Louis
Barclays Capital Mauritius Limited (In Liquidation)	A
Barclays Capital Securities Mauritius Limited	A

Wholly owned subsidiaries	Note
Fifth Floor Ebene Esplanade, 24 Bank Street, Cybercity 72201 Ebene
Barclays Mauritius Overseas Holdings Limited	A

Mexico
Paseo de la Reforma 505, Torre Mayor Floor 41, Colona Cuauhtémoc, 06500, Mexico City
Barclays Bank Mexico, S.A.	I, K
Barclays Capital Casa de Bolsa, S.A. de C.V.	I, K
Grupo Financiero Barclays Mexico, S.A. de C.V.	A, I, K

Monaco
31 Avenue de la Costa, Monte Carlo BP 339
Barclays Private Asset Management (Monaco) S.A.M

Saudi Arabia
3rd Floor Al Dahna Center, 114 Al-Ahsa Street, PO Box 1454, Riyadh 11431
Barclays Saudi Arabia (In Liquidation)	A

Singapore
10 Marina Boulevard, #25-01 Marina Bay Financial Centre, Tower 2, 018983
Barclays Merchant Bank (Singapore) Ltd.

Spain
Calle Jose, Abascal 51, 28003, Madrid
Barclays Tenedora De Inmuebles SL.	A
BVP Galvani Global, S.A.U. (In Liquidation)	A

Switzerland
Chemin de Grange Canal 18-20, PO Box 3941, 1211, Geneva
Barclays Bank (Suisse) SA
BPB Holdings SA

Taiwan
19F-1, No. 7, Xinyi Road, Sec. 5, Taipei, 11049, Taiwan
Barclays Securities Taiwan Limited	A

United States

Wholly owned subsidiaries	Note
Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808
Analytical Trade Holdings LLC
Barclays Asset Backed Depositor LLC	C
Barclays Bank Delaware	D, G
Barclays Capital Derivatives Funding LLC	C
Barclays Capital Equities Trading GP	B
Barclays Capital Holdings Inc.	E, F, G
Barclays Capital Real Estate Finance Inc.
Barclays Capital Real Estate Holdings Inc.
Barclays Capital Real Estate Inc.
Barclays Commercial Mortgage Securities LLC	C
Barclays Dryrock Funding LLC	C
Barclays Financial LLC	C
Barclays Group US Inc.	G, D
Barclays Lifestyles LLC	C
Barclays Oversight Management Inc.
Barclays Receivables LLC	C
Barclays Services Corporation
Barclays Services, LLC	C
Barclays STBT Inc.
Barclays US CCP Funding LLC	C
Barclays US LLC	C
Barclays US Investments Inc.
BCAP LLC	C
Lagalla Investments LLC	C
Long Island Holding A LLC	C
Marbury Holdings LLC	C
Preferred Liquidity, LLC	C, H
Procella Investments No.2 LLC	C
Procella Investments No.3 LLC	C
Relative Value Holdings, LLC
Surrey Funding Corporation
Sussex Purchasing Corporation
Sutton Funding LLC	C
US Secured Investments LLC	O
Verain Investments LLC	C
Wilmington Riverfront LLC	C

100 Bank Street, Suite 630, Burlington, Vermont 05401
Barclays Insurance U.S. Inc.

Corporation Service Company, 80 State Street, Albany, NY,
Barclays Equity Holdings Inc.
Corporation Service Company Goodwin Square, 225 Asylum Street 20th Floor Hartford CT 06103

Wholly owned subsidiaries	Note
Barclays Capital Inc.
Corporation Service Company, 2626, Glenwood Ave, Suite 550, Raleigh, NC, 27608
Barclays US GPF Inc.
Equifirst Corporation (In Liquidation, dissolved with State of North Carolina)
Rodney Square North, 1100, North Market Street,
Barclays Dryrock Issuance Trust
125 S West Street, Wilmington, Delaware, 19801
Curve Investments GP	B

Disclosure of other related undertakings

Unless otherwise stated, the undertakings
below are included in the consolidation and
the share capital held by Barclays Bank PLC
comprises ordinary and/or common shares,
which are held by subsidiaries of Barclays
Bank PLC. The percentage of the nominal
value of each share class held by Barclays
Bank PLC is provided below.

Other Related Undertakings	%	Note
United Kingdom
1 Churchill Place, London, E14 5HP
PSA Credit Company Limited (In Liquidation)	100.00	H, J, Y
Barclays Secured Funding (LM)	20.00

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
Equistone Founder Partner III L.P.	20.00	B, Y

Enigma, Wavendon Business Park Milton Keynes, MK178LX
Intelligent Processing Solutions Limited	19.50	Y

Cayman Islands
PO Box 309GT, Ugland House, South Church Street, Grand Cayman KY1-1104
Newman Holdings Limited (In Liquidation)	96.48	D, Y

Korea, Republic of
18th Floor, Daishin Finance Centre, 343, Samil-daero, Jung-go, Seoul
Woori BC Pegasus Securitization Specialty Co. Ltd	70.00	W

Luxembourg

9, allee Scheffer, L-2520
Barclays Alzin Investments S.à r.l.	100.00	R,S, U
Preferred Funding S.à r.l.	100.00	F
Preferred Investments S.à r.l.	33.00	P

United States
1415 Louisiana Street, Suite 1600, Houston, TX 77002-0000
Sabine Oil & Gas Holdings, Inc.(In Liquidation)	22.12	Y